JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNTS H, Q, and W

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated December 12, 2024 to PROSPECTUSES dated April 29, 2024

Changes to Variable Investment Options

This Supplement applies to INDEPENDENCE VARIABLE ANNUITY, INDEPENDENCE PREFERRED VARIABLE ANNUITY, INDEPENDENCE 2000 VARIABLE ANNUITY, REVOLUTION VALUE VARIABLE ANNUITY, VENTURE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE VISION® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE OPPORTUNITY A SHARE VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY, and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements the prospectus dated April 29, 2024 for the Contract you purchased (the “Annuity Prospectus”).

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus please contact our Annuities Service Center at 1-800-344-1029 to request a free copy. You may also visit our website at www.jhannuities.com.

Changes to Current Expenses

Effective on December 12, 2024, there is a reduction in “Current Expenses” for the JHVIT Disciplined Value International Trust in the “Appendix: Portfolios Available Under the Contract” section of the Annuity Prospectus.

Accordingly, the “Current Expenses” of the JHVIT Disciplined Value International Trust Series I portfolio are deleted in the “Appendix: Portfolios Available Under the Contract” section of each Annuity Prospectus and replaced with the following:

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23) (%)
			1-Year	5-Year	10-Year
To seek long-term growth of capital.	Disciplined Value International Trust – Series I John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.82%*	19.96	8.42	3.05

*	This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.

The “Current Expenses” of the JHVIT Disciplined Value International Trust Series II portfolio are deleted in the “Appendix: Portfolios Available Under the Contract” section of each Annuity Prospectus and replaced with the following:

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23) (%)
			1-Year	5-Year	10-Year
To seek long-term growth of capital.	Disciplined Value International Trust – Series II John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	1.02%*	19.69	8.21	2.84

The “Current Expenses” of the JHVIT Disciplined Value International Trust Series NAV portfolio are deleted in the “Appendix:

Portfolios Available Under the Contract” section of each Annuity Prospectus and replaced with the following:

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23) (%)
			1-Year	5-Year	10-Year
To seek long-term growth of capital.	Disciplined Value International Trust – Series NAV John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.77%*	20.05	8.47	3.10

*	This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.

You should retain this Supplement for future reference.

Supplement dated December 12, 2024

12/24:VAPS71	333-70728	333-71074
	333-70730	333-146591
	333-70850	033-79112
	333-71072	333-83558
	333-164147	333-164145